Other Income (Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Unrealized gain on long-term investments	$ 0.0	$ 3.1
Realized gain on sale of long-term investments	0.0	7.0
Gain on capital dispositions	25.9	58.4
Government grant for decommissioning expenditures	23.0	28.7
Sublease income	3.6	5.4
Other	6.3	(3.2)
Other income	$ 58.8	$ 99.4